Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (48,879,200)	$ (945,046)	$ (1,868,532)	$ 4,443,634
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Non-redemption agreement expense			838,825	708,400
Amortization expense	91,071	57,353
Loss (gain) on digital assets – rewards treasury	1,010,586	(3,491,889)
Loss on digital assets – investment treasury	15,617,152
(Gain) loss on customer rewards liability	(1,100,857)	3,423,045
Change in fair value of convertible note	6,534,143
Convertible note issuance costs and fees	9,569,109
Amortization of debt discount	525,921		434,696
Change in fair value of SAFEs	6,503,113	95,064
Share-based compensation expense	5,170,275
Interest earned on investments held in Trust Account			(2,953,920)	(11,207,609)
Changes in operating assets and liabilities:
Prepaid expenses			172,303	(7,499)
Prepaid income taxes			83,503	(83,503)
Reimbursement receivable				1,155,000
Excise tax payable			(967,916)
Accounts receivable, net	(491,433)	(38,400)
Inventories	(140,782)	(11,860)
Prepaid expenses and other current assets	(962,423)	9,756
Accounts payable	373,426	168,239	418,538	290,047
Accrued expenses and other current liabilities	660,721	10,908
Customer reward liability	611,552	487,032
Deferred revenue	(46,574)	(118,433)
Due to related party			360,000	(21,535)
Income tax payable			49,005	(359,410)
Net cash used in operating activities	(4,954,200)	(354,231)	(3,433,498)	(5,082,475)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for tax purposes			592,930	3,014,566
Cash withdrawn from Trust Account in connection with redemption			116,724,496	96,791,644
Purchases of digital assets	(1,562,973)	(441,467)
Proceeds from sales of digital assets
Payments for capitalized software development costs	(266,221)	(171,134)
Net cash used in investing activities	(1,829,194)	(612,601)	117,317,426	99,806,210
Cash Flows from Financing Activities:
Proceeds from promissory note			550,000
Proceeds from promissory note – related party			3,166,767	2,025,000
Redemption of common stock			(116,724,496)	(96,791,644)
Proceeds from recapitalization	804,600
Payments of deferred IPO costs	(652,013)
Proceeds received from SAFE financings		500,000
Net cash provided by financing activities	152,587	500,000	(113,007,729)	(94,766,644)
Net decrease in cash and cash equivalents	(6,630,807)	(466,832)	876,199	(42,909)
Cash and cash equivalents, beginning of period	18,330,359	1,491,544	1,491,544
Cash and cash equivalents, end of period	11,699,552	1,024,712	18,330,359	1,491,544
Distributions of digital assets to fulfill customer reward redemptions	714,802	1,317,262
Excise tax on stock redemption			1,167,245	967,916
Distributions of digital assets to satisfy other current liabilities	1,012	8,940
Recapitalization	173,019,904
Proceeds from convertible debt received in digital assets – related party	43,965,525
Distributions of digital assets for prepaid interest – related party	2,313,975
Supplemental disclosure of noncash investing and financing activities:
Distributions of digital assets to fulfill customer reward redemptions	714,802	1,317,262
Excise tax on stock redemption			1,167,245	967,916
Distributions of digital assets to satisfy other current liabilities	1,012	8,940
Recapitalization	173,019,904
Proceeds from convertible debt received in digital assets – related party	43,965,525
Distributions of digital assets for prepaid interest – related party	2,313,975
Supplemental information:
Cash paid for income taxes			496,000	2,768,000
Deferred underwriting payable charged to additional paid-in capital				8,704,270
Previously Reported
Cash Flows from Operating Activities:
Net loss			(1,868,532)
Cash Flows from Financing Activities:
Cash and cash equivalents, beginning of period	$ 906,043	$ 29,844	29,844	72,753
Cash and cash equivalents, end of period			$ 906,043	$ 29,844